Income Tax - Summary of Net Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax asset
Net operating loss carryforwards	$ 24,764,000	$ 28,450,000
Sec. 163(j) carryforward	4,661,000	2,780,000
Accruals and reserves	2,155,000	6,592,000
Deferred revenue	539,000	147,000
Capital loss carryforward	3,368,000
Other deferred tax assets	1,284,000	1,101,000
Revenue reserve		1,061,000
Total deferred tax assets	36,771,000	40,131,000
Valuation allowance	(35,874,000)	(38,873,000)
Deferred tax asset, net of allowance	897,000	1,258,000
Deferred tax liabilities
Basis difference in intangibles	(895,000)	(1,215,000)
Other deferred tax liabilities	(2,000)	(43,000)
Total deferred tax liabilities	(897,000)	(1,258,000)
Net deferred tax liabilities
Osprey Technology Acquisition Corp [Member]
Deferred tax asset
Net operating loss carryforwards	290,402
Unrealized loss on marketable securities held in Trust Account	7,818	1,361
Total deferred tax assets	282,584	1,361
Valuation allowance	(282,584)
Deferred tax asset, net of allowance		$ 1,361